JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.7%
Aerospace & Defense — 2.3%
Boeing Co. (The)
3.60%, 5/1/2034	198,000	178,708
3.25%, 2/1/2035	2,000	1,739
3.38%, 6/15/2046	36,000	25,154
3.83%, 3/1/2059	23,000	15,915
Embraer Netherlands Finance BV (Brazil) 5.98%, 2/11/2035	79,000	81,764
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	49,606
General Dynamics Corp.
2.63%, 11/15/2027	2,000	1,961
3.75%, 5/15/2028	2,000	1,986
4.25%, 4/1/2040	53,000	47,611
3.60%, 11/15/2042	6,000	4,797
4.25%, 4/1/2050	12,000	10,127
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	99,838
L3Harris Technologies, Inc. 4.40%, 6/15/2028	118,000	117,854
Lockheed Martin Corp.
4.50%, 5/15/2036	25,000	24,224
Series B, 6.15%, 9/1/2036	45,000	49,006
5.72%, 6/1/2040 (a)	54,000	56,893
4.15%, 6/15/2053	48,000	37,973
5.90%, 11/15/2063	32,000	32,867
Northrop Grumman Corp.
3.25%, 1/15/2028	15,000	14,751
3.85%, 4/15/2045	44,000	34,748
4.03%, 10/15/2047	41,000	32,613
RTX Corp.
4.13%, 11/16/2028	33,000	32,790
4.45%, 11/16/2038	38,000	35,192
6.40%, 3/15/2054	14,000	15,296
Textron, Inc. 3.38%, 3/1/2028	35,000	34,330
		1,037,743
Air Freight & Logistics — 0.4%
FedEx Corp. 4.25%, 5/15/2030	46,000	45,426
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	24,825
United Parcel Service, Inc.
3.40%, 3/15/2029	17,000	16,583
2.50%, 9/1/2029	14,000	13,208
4.25%, 3/15/2049	77,000	62,214
5.30%, 4/1/2050	18,000	17,020
5.60%, 5/22/2064	8,000	7,667
		186,943
Automobile Components — 0.1%
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,468
Lear Corp. 3.50%, 5/30/2030	28,000	26,662
Magna International, Inc. (Canada) 5.50%, 3/21/2033	5,000	5,141
		39,271

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — 1.2%
Ford Motor Co.
6.63%, 10/1/2028	7,000	7,253
9.63%, 4/22/2030	35,000	40,047
7.45%, 7/16/2031	18,000	19,648
3.25%, 2/12/2032	17,000	15,064
6.10%, 8/19/2032	28,000	28,723
4.75%, 1/15/2043	64,000	50,966
General Motors Co.
5.00%, 4/1/2035	66,000	64,230
5.40%, 4/1/2048	10,000	8,982
5.95%, 4/1/2049	58,000	55,743
Honda Motor Co. Ltd. (Japan)
2.97%, 3/10/2032	95,000	85,574
5.34%, 7/8/2035	15,000	15,062
Toyota Motor Corp. (Japan)
5.12%, 7/13/2028	28,000	28,474
3.67%, 7/20/2028	51,000	50,465
2.76%, 7/2/2029	18,000	17,169
5.12%, 7/13/2033	41,000	41,997
		529,397
Banks — 14.7%
Banco Santander SA (Spain) 2.96%, 3/25/2031	200,000	183,313
Bank of America Corp.
3.25%, 10/21/2027	15,000	14,839
Series L, 4.18%, 11/25/2027	111,000	110,697
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	60,000	60,377
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	14,000	13,777
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (b)	31,000	30,811
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	7,000	6,886
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	80,000	76,612
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	187,000	173,031
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	215,000	195,155
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	15,000	13,264
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	6,000	5,348
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	2,000	1,964
(SOFR + 1.70%), 5.74%, 2/12/2036 (b)	72,000	73,526
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	45,000	39,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	86,000	80,072
(SOFR + 1.58%), 3.31%, 4/22/2042 (b)	4,000	3,093
Series L, 4.75%, 4/21/2045	17,000	14,967
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	26,057
(SOFR + 1.88%), 2.83%, 10/24/2051 (b)	221,000	138,530
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b) (c)	8,000	7,875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (b) (c)	45,000	40,222
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	2,000	2,037

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
4.85%, 2/1/2030	45,000	45,417
5.65%, 2/1/2034	3,000	3,131
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	97,000	93,286
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (b)	202,000	182,060
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	51,263
Citibank NA 4.84%, 8/6/2029	250,000	253,011
Citigroup, Inc.
4.13%, 7/25/2028	9,000	8,916
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	167,000	157,937
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	132,000	122,839
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	173,000	171,022
6.63%, 6/15/2032	35,000	38,041
(SOFR + 2.66%), 6.17%, 5/25/2034 (b)	50,000	52,256
(SOFR + 1.49%), 5.17%, 9/11/2036 (b)	12,000	11,942
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	16,000	13,894
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (b)	20,000	19,767
4.75%, 5/18/2046	31,000	26,411
(SOFR + 1.75%), 5.61%, 3/4/2056 (b)	1,000	980
Citizens Financial Group, Inc.
2.64%, 9/30/2032	67,000	57,735
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	13,000	13,038
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	96,000	98,394
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (b)	2,000	1,998
Fifth Third Financial Corp. 4.00%, 2/1/2029	96,000	94,597
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	189,984
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	274,972
6.80%, 6/1/2038	149,000	162,100
6.10%, 1/14/2042	14,000	14,853
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	31,000	32,010
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 5.61%, 1/28/2041 (b)	42,000	41,105
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	6,000	5,878
(SOFR + 1.37%), 5.31%, 1/28/2037 (b)	60,000	59,087
Lloyds Banking Group plc (United Kingdom) (3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (b)	200,000	197,559
M&T Bank Corp.
(SOFR + 1.85%), 5.05%, 1/27/2034 (b)	80,000	79,428
(SOFR + 1.61%), 5.39%, 1/16/2036 (b)	40,000	39,952
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.29%, 7/25/2027	52,000	51,422
3.96%, 3/2/2028	42,000	41,755
3.74%, 3/7/2029	128,000	125,971
4.15%, 3/7/2039	40,000	36,202
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	200,000	188,859

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/2029	175,000	170,604
(SOFR + 1.95%), 5.94%, 8/18/2034 (b)	61,000	64,134
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (b)	21,000	20,603
Regions Financial Corp.
1.80%, 8/12/2028	10,000	9,424
7.38%, 12/10/2037	7,000	7,932
Royal Bank of Canada (Canada)
(SOFR + 1.10%), 4.97%, 8/2/2030 (b)	50,000	50,480
5.00%, 5/2/2033	105,000	106,083
5.15%, 2/1/2034	45,000	45,976
Santander Holdings USA, Inc.
4.40%, 7/13/2027	79,000	78,999
(SOFR + 2.36%), 6.50%, 3/9/2029 (b)	53,000	54,546
Simmons First National Corp. (3-MONTH CME TERM SOFR + 3.02%), 6.25%, 10/1/2035 (b)	1,000	1,002
SouthState Bank Corp. (3-MONTH CME TERM SOFR + 3.19%), 7.00%, 6/13/2035 (b)	5,000	5,194
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.36%, 7/12/2027	14,000	13,866
3.54%, 1/17/2028	30,000	29,597
3.94%, 7/19/2028	5,000	4,949
4.31%, 10/16/2028	12,000	11,965
2.14%, 9/23/2030 (c)	14,000	12,533
(SOFR + 1.78%), 5.80%, 7/8/2046 (b)	16,000	15,748
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	63,000	55,773
3.20%, 3/10/2032	24,000	22,104
4.46%, 6/8/2032	24,000	23,632
Truist Financial Corp.
1.13%, 8/3/2027	30,000	28,964
(SOFR + 1.44%), 4.87%, 1/26/2029 (b)	26,000	26,164
(SOFR + 0.86%), 1.89%, 6/7/2029 (b)	14,000	13,286
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	52,034
US Bancorp
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	28,680
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	54,433
(SOFR + 2.09%), 5.85%, 10/21/2033 (b)	77,000	80,552
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	20,727
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	40,702
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	16,000	16,528
Wachovia Corp. 5.50%, 8/1/2035	22,000	22,194
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	12,000	11,770
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,542
Series B, 7.95%, 11/15/2029	54,000	59,339
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	20,000	18,880
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	62,000	57,071
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	22,000	21,921
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	31,000	31,540

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	136,000	139,816
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	235,024
5.38%, 2/7/2035	87,000	89,317
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	14,000	10,627
5.38%, 11/2/2043	106,000	99,823
5.61%, 1/15/2044	33,000	31,874
4.90%, 11/17/2045	6,000	5,253
4.40%, 6/14/2046	62,000	50,335
Westpac Banking Corp. (Australia)
4.04%, 8/26/2027	5,000	4,997
5.54%, 11/17/2028	6,000	6,186
4.35%, 7/1/2030	105,000	104,856
2.15%, 6/3/2031	2,000	1,793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	26,360
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b) (c)	40,000	35,808
4.42%, 7/24/2039 (c)	38,000	34,081
		6,665,390
Beverages — 1.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	43,811
4.90%, 2/1/2046	124,000	113,334
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	12,000	12,099
5.45%, 1/23/2039	1,000	1,019
5.80%, 1/23/2059	33,000	33,600
Coca-Cola Co. (The)
1.45%, 6/1/2027	3,000	2,928
2.13%, 9/6/2029	6,000	5,629
2.25%, 1/5/2032	18,000	16,125
4.65%, 8/14/2034	47,000	47,091
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	63,198
2.25%, 8/1/2031	2,000	1,765
4.75%, 5/9/2032	13,000	12,880
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,169
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	14,200
3.35%, 3/15/2051	68,000	44,377
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	22,386
PepsiCo, Inc.
2.63%, 7/29/2029	2,000	1,903
2.75%, 3/19/2030	18,000	16,977
4.45%, 2/15/2033	74,000	74,002
3.50%, 3/19/2040	9,000	7,476
4.88%, 11/1/2040	49,000	47,045
4.25%, 10/22/2044	23,000	19,612
		602,626

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 1.3%
AbbVie, Inc.
4.40%, 3/15/2033	10,000	9,801
4.30%, 5/14/2036	22,000	20,811
5.50%, 3/15/2064	53,000	51,017
Amgen, Inc.
2.45%, 2/21/2030	56,000	51,969
2.00%, 1/15/2032	2,000	1,729
4.20%, 3/1/2033	57,000	54,930
5.25%, 3/2/2033	15,000	15,317
3.15%, 2/21/2040	6,000	4,666
5.65%, 6/15/2042	41,000	40,742
5.60%, 3/2/2043	10,000	9,919
2.77%, 9/1/2053	8,000	4,750
4.40%, 2/22/2062	133,000	103,607
Biogen, Inc.
5.75%, 5/15/2035	5,000	5,211
3.15%, 5/1/2050	125,000	80,823
Gilead Sciences, Inc.
1.20%, 10/1/2027	11,000	10,578
5.25%, 10/15/2033	27,000	27,831
5.10%, 6/15/2035	48,000	48,435
4.15%, 3/1/2047	35,000	28,649
2.80%, 10/1/2050	18,000	11,362
		582,147
Broadline Retail — 1.0%
Amazon.com, Inc.
3.45%, 4/13/2029	24,000	23,511
1.50%, 6/3/2030	93,000	83,221
3.88%, 8/22/2037	140,000	126,166
4.25%, 8/22/2057	36,000	28,270
4.10%, 4/13/2062	51,000	38,062
6.05%, 3/13/2076	10,000	10,080
eBay, Inc. 4.00%, 7/15/2042	59,000	47,395
MercadoLibre, Inc. (Brazil) 4.90%, 1/15/2033	76,000	74,054
		430,759
Building Products — 0.2%
Carrier Global Corp.
2.70%, 2/15/2031	34,000	31,218
3.58%, 4/5/2050	6,000	4,366
Masco Corp. 2.00%, 10/1/2030	82,000	72,960
Owens Corning 7.00%, 12/1/2036 (a)	1,000	1,124
		109,668
Capital Markets — 8.2%
Ares Capital Corp.
3.20%, 11/15/2031	22,000	19,332
5.80%, 3/8/2032	17,000	16,902

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Ares Management Corp.
6.38%, 11/10/2028	76,000	78,845
5.60%, 10/11/2054	16,000	14,522
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	52,000	51,442
3.00%, 10/30/2028	4,000	3,870
Series J, 1.90%, 1/25/2029	18,000	16,907
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	1,001
1.65%, 1/28/2031	7,000	6,182
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	33,000	33,467
(SOFR + 1.77%), 5.61%, 7/21/2039 (b)	56,000	57,452
BlackRock Funding, Inc. 5.00%, 3/14/2034	18,000	18,211
Blackrock, Inc.
1.90%, 1/28/2031	136,000	121,355
2.10%, 2/25/2032	2,000	1,757
4.75%, 5/25/2033	27,000	27,215
Blackstone Private Credit Fund 6.00%, 11/22/2034	29,000	27,890
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	37,000	36,543
Blackstone Secured Lending Fund 5.88%, 11/15/2027	50,000	50,421
Blue Owl Capital Corp.
2.88%, 6/11/2028	53,000	50,042
6.20%, 7/15/2030	37,000	36,965
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,061
Brookfield Asset Management Ltd. (Canada) 6.08%, 9/15/2055	18,000	18,176
Brookfield Capital Finance LLC (Canada) 6.09%, 6/14/2033	14,000	14,755
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	49,000	42,796
Brookfield Finance, Inc. (Canada)
4.85%, 3/29/2029	35,000	35,129
6.35%, 1/5/2034	4,000	4,264
Cboe Global Markets, Inc. 1.63%, 12/15/2030	7,000	6,156
Charles Schwab Corp. (The)
2.00%, 3/20/2028	4,000	3,845
1.95%, 12/1/2031	29,000	25,252
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	14,000	14,657
CME Group, Inc.
3.75%, 6/15/2028	2,000	1,982
2.65%, 3/15/2032	12,000	10,860
Deutsche Bank AG (Germany) (SOFR + 1.10%), 4.47%, 12/10/2031 (b)	150,000	147,574
Franklin BSP Capital Corp. 6.00%, 10/2/2030 (d)	25,000	24,058
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,874
Goldman Sachs Group, Inc. (The)
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	23,000	23,001
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	239,000	237,242
2.60%, 2/7/2030	92,000	85,760
3.80%, 3/15/2030	132,000	128,070
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	33,000	29,718
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	15,920
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	12,000	10,677

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
6.13%, 2/15/2033	11,000	11,821
(SOFR + 1.95%), 6.56%, 10/24/2034 (b)	38,000	41,262
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	79,000	82,197
6.45%, 5/1/2036	58,000	61,861
6.75%, 10/1/2037	72,000	78,740
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	38,000	33,334
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.39%, 2/2/2041 (b)	48,000	46,792
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	4,000	3,014
(SOFR + 1.47%), 2.91%, 7/21/2042 (b)	2,000	1,443
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	2,000	1,528
5.15%, 5/22/2045	14,000	12,784
(SOFR + 1.32%), 5.54%, 1/21/2047 (b)	1,000	965
(SOFR + 1.70%), 5.73%, 1/28/2056 (b)	1,000	986
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	67,000	55,408
5.20%, 6/15/2062	44,000	40,214
Jefferies Financial Group, Inc. 6.50%, 1/20/2043	28,000	28,202
Lazard Group LLC 4.38%, 3/11/2029	2,000	1,984
LPL Holdings, Inc. 5.65%, 3/15/2035	15,000	14,920
Marex Group plc (United Kingdom) 5.83%, 5/8/2028	6,000	6,074
Moody's Corp. 3.75%, 2/25/2052	11,000	8,025
Morgan Stanley
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	255,000	251,915
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	29,000	29,494
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	58,000	57,654
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	78,000	79,970
7.25%, 4/1/2032	82,000	92,574
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	45,000	39,557
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,000	886
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	13,517
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	5,000	5,051
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	67,000	58,264
(SOFR + 2.62%), 5.30%, 4/20/2037 (b)	2,000	2,002
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	16,000	16,569
3.97%, 7/22/2038 (e)	153,000	134,551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (b)	136,000	132,735
4.30%, 1/27/2045	95,000	80,261
(SOFR + 1.78%), 5.90%, 3/13/2047 (b)	47,000	47,660
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	39,000	37,771
Nasdaq, Inc. 5.55%, 2/15/2034	31,000	32,015
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	63,352
6.88%, 2/1/2029	5,000	5,019
Northern Trust Corp.
3.15%, 5/3/2029	2,000	1,941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.05%), 5.12%, 11/19/2040 (b)	11,000	10,770
Oaktree Specialty Lending Corp. 6.34%, 2/27/2030	8,000	7,927

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
S&P Global, Inc.
4.25%, 5/1/2029	14,000	13,930
3.25%, 12/1/2049	79,000	54,415
3.70%, 3/1/2052	63,000	46,637
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	6,000	5,955
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	31,634
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	131,000	116,939
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	2,000	1,876
(SOFR + 1.22%), 4.78%, 10/23/2036 (b)	56,000	54,526
UBS Americas, Inc. (Switzerland) 7.13%, 7/15/2032	65,000	72,642
		3,712,711
Chemicals — 0.9%
Albemarle Corp. 5.05%, 6/1/2032	11,000	11,035
Dow Chemical Co. (The)
9.40%, 5/15/2039	48,000	62,165
6.90%, 5/15/2053	3,000	3,148
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	31,555
Ecolab, Inc. 2.13%, 2/1/2032	3,000	2,633
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	89,909
Linde, Inc.
1.10%, 8/10/2030	3,000	2,630
2.00%, 8/10/2050	5,000	2,680
LYB International Finance III LLC
5.88%, 1/15/2036	33,000	33,438
3.80%, 10/1/2060	2,000	1,274
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	1,000	1,038
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	158,000	150,582
Westlake Corp.
6.38%, 11/15/2055	3,000	2,998
3.38%, 8/15/2061	12,000	7,228
		402,313
Commercial Services & Supplies — 0.5%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,846
Republic Services, Inc.
2.38%, 3/15/2033	56,000	48,525
6.20%, 3/1/2040	43,000	46,796
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	2,000	1,206
Waste Connections, Inc. 2.60%, 2/1/2030	107,000	100,544
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,690
4.15%, 4/15/2032	2,000	1,953
2.50%, 11/15/2050	19,000	11,327
		220,887

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95%, 2/26/2031	23,000	23,481
5.90%, 2/15/2039	91,000	96,829
5.35%, 2/26/2064	3,000	2,820
Nokia OYJ (Finland) 4.38%, 6/12/2027	5,000	4,982
		128,112
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	43,000	40,055
2.35%, 1/15/2032	53,000	46,561
		86,616
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,622
5.50%, 12/1/2054	10,000	9,595
		11,217
Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland) 4.63%, 9/10/2029	150,000	149,660
Ally Financial, Inc. 2.20%, 11/2/2028	35,000	33,063
American Express Co.
5.85%, 11/5/2027	13,000	13,286
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (b)	70,000	71,095
(SOFR + 2.26%), 4.99%, 5/26/2033 (b)	15,000	14,952
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (b)	15,000	15,304
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	23,000	23,844
4.05%, 12/3/2042	37,000	31,152
American Honda Finance Corp. 2.25%, 1/12/2029	71,000	66,900
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	59,000	60,867
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	38,000	38,521
(SOFR + 2.60%), 5.82%, 2/1/2034 (b)	16,000	16,455
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	71,426
(SOFR + 1.63%), 5.20%, 9/11/2036 (b)	85,000	82,741
Caterpillar Financial Services Corp.
3.60%, 8/12/2027	64,000	63,660
1.10%, 9/14/2027	40,000	38,543
General Motors Financial Co., Inc.
5.65%, 1/17/2029	40,000	40,905
3.60%, 6/21/2030	106,000	101,306
6.40%, 1/9/2033	12,000	12,810
5.95%, 4/4/2034	24,000	24,922
John Deere Capital Corp.
Series I, 3.90%, 3/9/2029	48,000	47,490
4.90%, 3/7/2031	60,000	60,920
2.00%, 6/17/2031	6,000	5,325
5.10%, 4/11/2034	55,000	55,834

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
PACCAR Financial Corp. Series R, 4.00%, 11/7/2028	14,000	13,947
Synchrony Financial
3.95%, 12/1/2027	55,000	54,424
2.88%, 10/28/2031	7,000	6,162
Toyota Motor Credit Corp.
1.90%, 4/6/2028	41,000	39,399
1.65%, 1/10/2031	94,000	82,598
		1,337,511
Consumer Staples Distribution & Retail — 1.2%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	31,000	32,850
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	75,588
Dollar Tree, Inc. 3.38%, 12/1/2051	37,000	24,553
Kroger Co. (The)
3.70%, 8/1/2027	34,000	33,770
5.40%, 1/15/2049	37,000	34,593
Sysco Corp.
2.45%, 12/14/2031	17,000	15,084
6.60%, 4/1/2050	38,000	40,484
Target Corp.
3.38%, 4/15/2029	179,000	174,688
2.95%, 1/15/2052	3,000	1,908
Walmart, Inc.
1.50%, 9/22/2028	45,000	42,465
7.55%, 2/15/2030	17,000	18,945
4.10%, 4/15/2033	42,000	41,129
5.25%, 9/1/2035	7,000	7,271
		543,328
Containers & Packaging — 0.5%
Avery Dennison Corp. 4.88%, 12/6/2028	50,000	50,383
International Paper Co. 6.00%, 11/15/2041	99,000	100,616
Packaging Corp. of America 3.05%, 10/1/2051	34,000	21,829
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,065
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,071
3.00%, 6/15/2033	32,000	28,191
		225,155
Diversified Consumer Services — 0.3%
California Institute of Technology 3.65%, 9/1/2119	8,000	5,019
Duke University Series 2020, 2.68%, 10/1/2044	5,000	3,671
George Washington University (The)
Series 2014, 4.30%, 9/15/2044	64,000	53,996
4.87%, 9/15/2045	11,000	9,997
Massachusetts Institute of Technology
5.60%, 7/1/2111	4,000	3,915
4.68%, 7/1/2114	10,000	8,248
Northwestern University Series 2020, 2.64%, 12/1/2050	12,000	7,409

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
President and Fellows of Harvard College 3.30%, 7/15/2056	6,000	4,087
Thomas Jefferson University 3.85%, 11/1/2057	15,000	10,691
Trustees of Columbia University in the City of New York (The) Series 2024, 4.36%, 10/1/2035	1,000	964
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	1,000	586
University of Southern California 3.03%, 10/1/2039	25,000	20,326
		128,909
Diversified REITs — 0.8%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,807
GLP Capital LP
5.75%, 6/1/2028	24,000	24,338
5.30%, 1/15/2029	5,000	5,034
5.25%, 2/15/2033	80,000	78,626
5.63%, 9/15/2034	11,000	10,963
Safehold GL Holdings LLC 2.85%, 1/15/2032	15,000	13,403
Simon Property Group LP
3.38%, 6/15/2027	10,000	9,919
1.75%, 2/1/2028	7,000	6,717
2.20%, 2/1/2031	85,000	76,425
2.65%, 2/1/2032	105,000	93,823
VICI Properties LP
4.95%, 2/15/2030	39,000	39,004
5.63%, 5/15/2052	2,000	1,837
		381,896
Diversified Telecommunication Services — 3.4%
AT&T, Inc.
2.30%, 6/1/2027	88,000	86,377
4.35%, 3/1/2029	78,000	77,795
2.55%, 12/1/2033	106,000	89,748
6.38%, 3/1/2041	12,000	12,697
4.50%, 3/9/2048	90,000	72,791
3.65%, 6/1/2051	32,000	22,058
3.50%, 9/15/2053	7,000	4,629
3.55%, 9/15/2055	113,000	73,729
3.65%, 9/15/2059	49,000	31,970
3.85%, 6/1/2060	14,000	9,474
3.50%, 2/1/2061	53,000	32,957
Bell Canada (The) (Canada)
4.30%, 7/29/2049	13,000	10,303
5.55%, 2/15/2054	8,000	7,591
Comcast Corp.
7.05%, 3/15/2033	80,000	89,628
3.90%, 3/1/2038	80,000	68,836
6.55%, 7/1/2039	37,000	40,059
3.25%, 11/1/2039	36,000	27,805
3.75%, 4/1/2040	57,000	46,308
3.40%, 7/15/2046	4,000	2,758
4.00%, 11/1/2049	169,000	123,276

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.89%, 11/1/2051	11,000	6,426
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	1,000	1,223
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	95,367
TELUS Corp. (Canada) 4.30%, 6/15/2049	16,000	12,812
Verizon Communications, Inc.
2.10%, 3/22/2028	3,000	2,885
4.02%, 12/3/2029	82,000	80,824
1.50%, 9/18/2030	197,000	173,891
2.55%, 3/21/2031	42,000	38,319
2.36%, 3/15/2032	41,000	35,997
6.40%, 9/15/2033	20,000	21,683
4.27%, 1/15/2036	12,000	11,127
4.75%, 11/1/2041	22,000	19,865
2.88%, 11/20/2050	42,000	25,965
2.99%, 10/30/2056	120,000	71,183
3.00%, 11/20/2060	5,000	2,910
3.70%, 3/22/2061	23,000	15,552
6.00%, 11/30/2065	4,000	3,942
		1,550,760
Electric Utilities — 6.6%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	53,090
AEP Transmission Co. LLC
4.25%, 9/15/2048	123,000	100,078
Series M, 3.65%, 4/1/2050	98,000	71,421
Alabama Power Co.
3.94%, 9/1/2032	42,000	40,358
Series A, 4.30%, 7/15/2048	46,000	37,695
American Electric Power Co., Inc. 5.63%, 3/1/2033	7,000	7,262
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,491
3.50%, 12/1/2049	46,000	32,264
Atlantic City Electric Co. 2.30%, 3/15/2031	13,000	11,671
CenterPoint Energy Houston Electric LLC
Series AR, 4.85%, 4/1/2036	43,000	42,246
Series AJ, 4.85%, 10/1/2052	9,000	7,984
Commonwealth Edison Co.
4.00%, 3/1/2048	20,000	15,693
4.00%, 3/1/2049	5,000	3,877
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	27,000	22,079
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053	70,000	75,035
5.10%, 6/1/2065	19,000	17,075
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	27,848
Series C, 2.63%, 3/1/2031	41,000	37,608
3.75%, 8/15/2047	5,000	3,798
3.95%, 3/1/2049	16,000	12,367

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series B, 3.25%, 4/1/2051	59,000	39,675
Duke Energy Carolinas LLC
4.25%, 12/15/2041	63,000	54,585
3.70%, 12/1/2047	36,000	27,070
3.95%, 3/15/2048	14,000	10,857
Duke Energy Corp.
5.75%, 9/15/2033	11,000	11,507
3.75%, 9/1/2046	91,000	67,949
3.95%, 8/15/2047	16,000	12,145
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,482
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,484
Edison International
5.75%, 6/15/2027	26,000	26,192
5.25%, 3/15/2032	4,000	3,939
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	3,012
Entergy Corp. 1.90%, 6/15/2028	109,000	103,463
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,847
4.20%, 9/1/2048	49,000	39,229
Evergy, Inc. 2.90%, 9/15/2029	76,000	72,073
Eversource Energy
Series M, 3.30%, 1/15/2028	2,000	1,961
Series R, 1.65%, 8/15/2030	106,000	93,503
3.38%, 3/1/2032	12,000	11,041
5.13%, 5/15/2033	8,000	8,001
Exelon Corp.
5.30%, 3/15/2033	59,000	60,336
4.95%, 6/15/2035	11,000	10,714
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (b)	39,000	40,343
Florida Power & Light Co.
5.69%, 3/1/2040	55,000	56,526
3.95%, 3/1/2048	31,000	24,427
5.30%, 4/1/2053	54,000	50,797
5.60%, 6/15/2054	29,000	28,484
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	28,791
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	88,000	85,308
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	44,157	41,697
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,149
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	211,000	200,704
5.25%, 2/28/2053	8,000	7,260
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	29,000	30,274
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	22,000	21,704
Northern States Power Co. 6.25%, 6/1/2036	30,000	32,545
Oncor Electric Delivery Co. LLC
7.50%, 9/1/2038	5,000	5,920
5.25%, 9/30/2040	5,000	4,855
3.80%, 9/30/2047	32,000	24,229

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.10%, 11/15/2048	26,000	20,479
3.10%, 9/15/2049	5,000	3,275
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,041
2.10%, 8/1/2027	26,000	25,280
3.00%, 6/15/2028	25,000	24,227
2.50%, 2/1/2031	10,000	8,980
3.25%, 6/1/2031	72,000	66,531
4.50%, 7/1/2040	47,000	40,561
4.45%, 4/15/2042	15,000	12,407
4.75%, 2/15/2044	5,000	4,227
4.95%, 7/1/2050	3,000	2,515
6.75%, 1/15/2053	8,000	8,392
6.70%, 4/1/2053	3,000	3,129
6.00%, 5/1/2056	16,000	15,353
PacifiCorp
7.70%, 11/15/2031	29,000	32,704
5.45%, 2/15/2034	3,000	3,038
6.00%, 1/15/2039	16,000	16,272
4.15%, 2/15/2050	18,000	13,682
3.30%, 3/15/2051	24,000	15,596
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,330
Potomac Electric Power Co. 5.50%, 3/15/2054	5,000	4,808
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	48,397
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	46,356
5.35%, 5/15/2034	50,000	50,854
Series 17, 6.25%, 9/1/2037	73,000	78,654
4.05%, 9/15/2049	17,000	13,175
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,607
4.90%, 8/15/2035	50,000	49,762
3.15%, 1/1/2050	63,000	42,252
5.45%, 3/1/2054	33,000	31,778
Southern California Edison Co.
Series D, 4.70%, 6/1/2027	27,000	27,066
Series A, 4.20%, 3/1/2029	5,000	4,936
4.80%, 3/15/2033	1,000	979
6.00%, 1/15/2034	13,000	13,503
Series 08-A, 5.95%, 2/1/2038	2,000	2,021
4.50%, 9/1/2040	5,000	4,296
4.65%, 10/1/2043	36,000	30,231
Series E, 5.45%, 6/1/2052	19,000	16,891
5.75%, 4/15/2054	5,000	4,633
Southern Co. (The)
5.11%, 8/1/2027 (a)	1,000	1,008
Series 21-B, 1.75%, 3/15/2028	12,000	11,466
Southwestern Public Service Co. 3.40%, 8/15/2046	5,000	3,546

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co.
4.80%, 3/15/2036	53,000	51,648
3.25%, 10/1/2049	5,000	3,392
5.45%, 3/15/2053	5,000	4,772
Virginia Electric and Power Co.
5.30%, 8/15/2033	13,000	13,308
Series C, 4.00%, 11/15/2046	16,000	12,525
4.60%, 12/1/2048	112,000	95,064
Wisconsin Electric Power Co.
4.30%, 10/15/2048	5,000	4,098
5.05%, 10/1/2054	5,000	4,510
		3,005,573
Electrical Equipment — 0.3%
Eaton Corp. 3.92%, 9/15/2047	27,000	21,457
Emerson Electric Co. 5.25%, 11/15/2039	5,000	5,057
Regal Rexnord Corp.
6.05%, 4/15/2028	5,000	5,116
6.30%, 2/15/2030	5,000	5,216
6.40%, 4/15/2033	48,000	50,850
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	24,423
2.80%, 8/15/2061	37,000	20,973
		133,092
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.
4.75%, 3/15/2042	116,000	105,715
5.45%, 11/15/2079	13,000	11,980
Jabil, Inc. 5.45%, 2/1/2029	50,000	50,854
Tyco Electronics Group SA (Switzerland)
3.13%, 8/15/2027	71,000	70,075
2.50%, 2/4/2032	3,000	2,668
4.88%, 2/9/2036	49,000	48,264
Vontier Corp. 2.95%, 4/1/2031	28,000	25,421
		314,977
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
3.34%, 12/15/2027	9,000	8,876
5.00%, 6/15/2036	5,000	4,915
Halliburton Co. 4.85%, 11/15/2035	10,000	9,735
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	9,908
		33,434
Entertainment — 1.1%
Electronic Arts, Inc. 1.85%, 2/15/2031	28,000	25,916
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	25,442
Netflix, Inc.
4.90%, 8/15/2034	74,000	74,363

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
5.40%, 8/15/2054	58,000	56,323
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	8,000	7,631
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	13,000	8,923
Walt Disney Co. (The)
2.65%, 1/13/2031	130,000	120,485
6.40%, 12/15/2035	49,000	54,337
3.50%, 5/13/2040	79,000	64,843
4.75%, 11/15/2046	44,000	38,925
		477,188
Financial Services — 1.9%
Apollo Global Management, Inc.
5.15%, 8/12/2035	4,000	3,920
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (b)	30,000	29,075
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	4,025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (b)	5,000	4,977
Equitable Holdings, Inc. 4.35%, 4/20/2028	25,000	24,897
Fidelity National Information Services, Inc. 5.10%, 7/15/2032	10,000	10,036
Fiserv, Inc.
2.25%, 6/1/2027	38,000	37,227
4.40%, 7/1/2049	10,000	7,669
Global Payments, Inc. 5.55%, 11/15/2035	81,000	78,989
HA Sustainable Infrastructure Capital, Inc. 6.75%, 7/15/2035	11,000	11,474
Mastercard, Inc.
1.90%, 3/15/2031	44,000	39,227
2.00%, 11/18/2031	7,000	6,191
4.85%, 3/9/2033	30,000	30,389
3.85%, 3/26/2050	66,000	51,179
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,733
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 7.13%, 9/15/2053 (b)	57,000	59,102
ORIX Corp. (Japan)
4.65%, 9/10/2029	2,000	2,007
5.20%, 9/13/2032	38,000	38,501
5.40%, 2/25/2035	64,000	64,732
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	39,325
5.25%, 6/1/2062	10,000	8,725
Shell International Finance BV 6.38%, 12/15/2038	5,000	5,506
Visa, Inc.
2.05%, 4/15/2030	64,000	58,863
4.15%, 12/14/2035	19,000	18,134
4.70%, 2/12/2036	36,000	35,667
2.00%, 8/15/2050	107,000	57,125
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	41,000	39,847

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Woodside Finance Ltd. (Australia)
5.10%, 9/12/2034	23,000	22,788
6.00%, 5/19/2035	36,000	37,611
		844,146
Food Products — 1.4%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	92,975
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	54,842
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,068
Flowers Foods, Inc. 6.20%, 3/15/2055	19,000	15,477
General Mills, Inc.
2.25%, 10/14/2031	6,000	5,283
4.95%, 3/29/2033	5,000	4,977
Hormel Foods Corp.
1.80%, 6/11/2030	21,000	18,892
3.05%, 6/3/2051	5,000	3,229
JBS NV
4.38%, 2/2/2052	4,000	3,027
6.50%, 12/1/2052	27,000	27,286
6.38%, 4/15/2066	13,000	12,700
Kellanova 3.40%, 11/15/2027	20,000	19,786
Kraft Heinz Foods Co.
5.40%, 3/15/2035	104,000	104,829
5.00%, 7/15/2035	2,000	1,950
4.63%, 10/1/2039	5,000	4,454
McCormick & Co., Inc. 4.95%, 4/15/2033	13,000	12,941
Mondelez International, Inc.
1.88%, 10/15/2032	39,000	33,263
2.63%, 9/4/2050	9,000	5,411
Pilgrim's Pride Corp.
6.25%, 7/1/2033	24,000	25,071
6.88%, 5/15/2034	26,000	28,111
Tyson Foods, Inc.
3.55%, 6/2/2027	114,000	113,239
5.10%, 9/28/2048	25,000	22,990
		616,801
Gas Utilities — 0.5%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	15,984
4.13%, 3/15/2049	25,000	19,922
5.75%, 10/15/2052	2,000	2,001
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,869
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	39,000	37,868
5.05%, 5/15/2052	8,000	7,139
Southern California Gas Co.
5.05%, 9/1/2034	22,000	22,032
5.13%, 11/15/2040	67,000	64,511

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Series VV, 4.30%, 1/15/2049	35,000	28,096
Southwest Gas Corp. 4.05%, 3/15/2032	2,000	1,912
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	5,987
Washington Gas Light Co. 3.65%, 9/15/2049	22,000	15,695
		236,016
Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC
2.88%, 6/15/2052	2,000	1,243
4.45%, 1/15/2053	78,000	64,630
5.55%, 3/15/2056	34,000	33,146
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	24,000	21,350
4.30%, 5/15/2043	7,000	6,021
CSX Corp.
3.95%, 5/1/2050	141,000	108,896
4.65%, 3/1/2068	44,000	36,130
Fedex Freight Holding Co., Inc. 5.25%, 3/15/2036 (d)	24,000	23,436
Norfolk Southern Corp.
3.80%, 8/1/2028	90,000	88,972
4.15%, 2/28/2048	34,000	27,390
3.70%, 3/15/2053	9,000	6,440
5.10%, 8/1/2118	10,000	8,600
4.10%, 5/15/2121	3,000	2,070
Union Pacific Corp.
6.63%, 2/1/2029	70,000	74,104
2.89%, 4/6/2036	26,000	21,901
4.50%, 9/10/2048	17,000	14,343
3.88%, 2/1/2055	63,000	46,840
2.97%, 9/16/2062	6,000	3,508
		589,020
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories
1.15%, 1/30/2028	132,000	125,771
4.75%, 4/15/2043	18,000	16,502
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,549
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,008
2.82%, 5/20/2030	35,000	32,686
4.30%, 8/22/2032	12,000	11,653
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,553
4.70%, 3/1/2049	33,000	29,276
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,776
DH Europe Finance II SARL 2.60%, 11/15/2029	77,000	72,299
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,097

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Medtronic, Inc. 4.63%, 3/15/2045	21,000	18,735
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,861
		349,766
Health Care Providers & Services — 4.4%
Allina Health System Series 2019, 3.89%, 4/15/2049	5,000	3,777
Ascension Health
Series B, 3.11%, 11/15/2039	34,000	26,647
3.95%, 11/15/2046	25,000	19,999
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,000	6,821
Cardinal Health, Inc.
3.41%, 6/15/2027	2,000	1,981
4.50%, 11/15/2044	35,000	29,465
Children's Health System of Texas 2.51%, 8/15/2050	91,000	53,153
Children's Hospital Corp. (The) Series 2017, 4.12%, 1/1/2047	5,000	4,114
Cigna Group (The)
2.40%, 3/15/2030	91,000	84,096
4.80%, 8/15/2038	64,000	60,593
5.60%, 2/15/2054	6,000	5,770
CommonSpirit Health
6.07%, 11/1/2027	38,000	38,801
6.46%, 11/1/2052	29,000	30,998
CVS Health Corp.
3.75%, 4/1/2030	66,000	63,908
6.13%, 9/15/2039	11,000	11,395
5.05%, 3/25/2048	79,000	69,335
5.63%, 2/21/2053	140,000	130,905
Elevance Health, Inc.
4.10%, 3/1/2028	24,000	23,873
5.15%, 6/15/2029	16,000	16,245
2.25%, 5/15/2030	41,000	37,487
5.95%, 12/15/2034	16,000	16,827
3.60%, 3/15/2051	2,000	1,411
4.55%, 5/15/2052	58,000	47,653
6.10%, 10/15/2052	10,000	10,197
5.85%, 11/1/2064	20,000	19,494
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	3,000	2,492
HCA, Inc.
5.88%, 2/1/2029	4,000	4,106
4.13%, 6/15/2029	11,000	10,840
4.30%, 11/15/2030	10,000	9,797
5.50%, 6/1/2033	82,000	83,712
5.60%, 4/1/2034	36,000	36,830
5.75%, 3/1/2035	6,000	6,176
5.13%, 6/15/2039	24,000	22,742
5.25%, 6/15/2049	22,000	19,611
3.50%, 7/15/2051	4,000	2,673
4.63%, 3/15/2052	15,000	12,053

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Humana, Inc.
2.15%, 2/3/2032	4,000	3,466
5.88%, 3/1/2033	13,000	13,385
4.80%, 3/15/2047	26,000	21,492
Kaiser Foundation Hospitals 4.88%, 4/1/2042	14,000	13,160
Mass General Brigham, Inc.
Series 2017, 3.77%, 7/1/2048	80,000	60,878
Series 2020, 3.34%, 7/1/2060	42,000	27,122
Mayo Clinic Series 2013, 4.00%, 11/15/2047	29,000	23,090
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	4,000	3,830
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	11,000	6,915
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,913
Orlando Health Obligated Group 3.33%, 10/1/2050	37,000	25,994
PeaceHealth Obligated Group 4.86%, 11/15/2032	23,000	22,874
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	119,000	103,137
Providence St Joseph Health Obligated Group
5.37%, 10/1/2032	7,000	7,129
5.40%, 10/1/2033	19,000	19,399
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	30,322
Quest Diagnostics, Inc. 2.80%, 6/30/2031	84,000	76,888
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	26,000	25,857
Stanford Health Care Series 2018, 3.80%, 11/15/2048	5,000	3,846
Texas Health Resources 4.33%, 11/15/2055	58,000	47,419
UnitedHealth Group, Inc.
3.88%, 12/15/2028	45,000	44,466
4.00%, 5/15/2029	21,000	20,761
2.30%, 5/15/2031	6,000	5,390
4.20%, 5/15/2032	61,000	59,388
5.80%, 3/15/2036	12,000	12,630
6.63%, 11/15/2037	32,000	35,598
3.50%, 8/15/2039	129,000	105,933
4.63%, 11/15/2041	65,000	58,457
3.13%, 5/15/2060	4,000	2,423
6.05%, 2/15/2063	8,000	8,111
5.50%, 4/15/2064	7,000	6,551
5.75%, 7/15/2064	31,000	30,096
Willis-Knighton Medical Center
Series 2018, 4.81%, 9/1/2048	33,000	28,390
Series 2021, 3.07%, 3/1/2051	27,000	16,893
		2,013,180
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	103,000	83,827
5.50%, 10/1/2035	7,000	6,989
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	57,911

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,517
Welltower OP LLC 4.95%, 9/1/2048	26,000	23,857
		175,101
Hotels, Restaurants & Leisure — 1.0%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	46,186
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,008
3.25%, 2/15/2030	60,000	56,957
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,984
Las Vegas Sands Corp.
5.90%, 6/1/2027	50,000	50,603
3.90%, 8/8/2029	50,000	48,342
Marriott International, Inc.
4.20%, 7/15/2027	43,000	42,961
5.50%, 4/15/2037	7,000	7,072
McDonald's Corp.
3.80%, 4/1/2028	21,000	20,831
4.80%, 8/14/2028	2,000	2,018
2.13%, 3/1/2030	14,000	12,856
4.60%, 9/9/2032	9,000	9,028
3.63%, 5/1/2043	81,000	63,180
5.15%, 9/9/2052	28,000	25,599
Starbucks Corp.
5.00%, 2/15/2034	9,000	9,071
4.50%, 11/15/2048	28,000	23,287
3.35%, 3/12/2050	31,000	21,133
		447,116
Household Durables — 0.5%
DR Horton, Inc. 1.40%, 10/15/2027	96,000	92,310
Leggett & Platt, Inc. 3.50%, 11/15/2051	24,000	14,886
Lennar Corp. 4.75%, 11/29/2027	14,000	14,030
Mohawk Industries, Inc. 3.63%, 5/15/2030	94,000	90,333
Sekisui House US, Inc. 3.97%, 8/6/2061	20,000	13,176
		224,735
Household Products — 0.3%
Colgate-Palmolive Co. 4.00%, 8/15/2045	11,000	9,266
Kimberly-Clark Corp. 6.63%, 8/1/2037	88,000	100,358
Procter & Gamble Co. (The)
4.35%, 11/3/2035	22,000	21,316
3.50%, 10/25/2047	6,000	4,544
		135,484
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 5.88%, 1/15/2066	55,000	53,552
Southern Power Co. Series F, 4.95%, 12/15/2046	64,000	56,893
		110,445

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial Conglomerates — 0.3%
3M Co.
3.38%, 3/1/2029	81,000	78,751
3.13%, 9/19/2046	49,000	33,675
		112,426
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,801
5.13%, 1/15/2034	16,000	16,168
3.00%, 4/15/2050	36,000	23,652
		48,621
Insurance — 3.0%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,653
Alleghany Corp. 4.90%, 9/15/2044	5,000	4,487
Allstate Corp. (The)
5.25%, 3/30/2033	21,000	21,376
4.50%, 6/15/2043	5,000	4,314
American International Group, Inc. 3.88%, 1/15/2035	34,000	31,219
Aon Corp. 4.50%, 12/15/2028	9,000	8,997
Arch Capital Group Ltd. 7.35%, 5/1/2034	1,000	1,136
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,879
Athene Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (b)	7,000	6,728
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (b)	5,000	4,831
AXA SA (France) 8.60%, 12/15/2030	98,000	112,522
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	2,000	1,950
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	23,601
4.25%, 1/15/2049	5,000	4,126
2.85%, 10/15/2050	96,000	60,978
Chubb INA Holdings LLC
6.70%, 5/15/2036	53,000	59,340
3.05%, 12/15/2061	21,000	12,832
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,147
CNO Financial Group, Inc. 6.45%, 6/15/2034	27,000	28,165
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	50,159
5.63%, 8/16/2032	19,000	19,552
6.00%, 12/7/2033	28,000	29,326
Fidelity National Financial, Inc. 3.40%, 6/15/2030	80,000	75,364
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048	5,000	4,173
2.90%, 9/15/2051	39,000	24,457
Manulife Financial Corp. (Canada) 4.99%, 12/11/2035	2,000	1,971
Marsh & McLennan Cos., Inc.
5.88%, 8/1/2033	2,000	2,134
4.20%, 3/1/2048	21,000	16,863

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
MetLife, Inc.
10.75%, 8/1/2039	16,000	20,648
4.72%, 12/15/2044 (a)	70,000	61,821
5.25%, 1/15/2054	26,000	24,458
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (b)	54,000	52,012
Principal Financial Group, Inc.
3.70%, 5/15/2029	33,000	32,252
4.30%, 11/15/2046	10,000	8,208
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	32,179
Prudential Financial, Inc.
6.63%, 12/1/2037	38,000	42,186
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (b)	37,000	36,999
3.94%, 12/7/2049	41,000	31,183
3.70%, 3/13/2051	41,000	29,864
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (b)	24,000	25,311
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	24,467
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (b)	22,000	22,143
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,459
Stewart Information Services Corp. 3.60%, 11/15/2031	5,000	4,468
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	63,104
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	10,391
4.10%, 3/4/2049	15,000	11,986
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	120,425
W R Berkley Corp. 3.15%, 9/30/2061	49,000	29,310
Willis North America, Inc. 3.88%, 9/15/2049	33,000	24,592
		1,370,746
Interactive Media & Services — 1.2%
Alphabet, Inc.
1.10%, 8/15/2030	79,000	69,444
1.90%, 8/15/2040	59,000	39,264
2.05%, 8/15/2050	136,000	72,998
2.25%, 8/15/2060	6,000	3,030
5.30%, 5/15/2065	25,000	23,138
5.70%, 11/15/2075	8,000	7,800
Meta Platforms, Inc.
4.30%, 8/15/2029	2,000	2,002
4.80%, 5/15/2030	56,000	56,774
4.75%, 8/15/2034	70,000	68,874
5.50%, 11/15/2045	4,000	3,752
4.65%, 8/15/2062	25,000	19,281
5.55%, 8/15/2064	89,000	79,156
5.75%, 11/15/2065	86,000	78,680
		524,193
IT Services — 0.7%
Accenture Capital, Inc. 4.50%, 10/4/2034	33,000	31,936

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
DXC Technology Co. 2.38%, 9/15/2028	16,000	15,002
Gartner, Inc. 5.60%, 11/20/2035	61,000	58,407
International Business Machines Corp.
6.50%, 1/15/2028	128,000	132,396
5.88%, 11/29/2032	22,000	23,323
7.13%, 12/1/2096	18,000	20,614
Kyndryl Holdings, Inc.
6.35%, 2/20/2034	39,000	37,322
4.10%, 10/15/2041	23,000	16,581
		335,581
Leisure Products — 0.1%
Brunswick Corp. 5.85%, 3/18/2029	50,000	51,313
Hasbro, Inc. 3.90%, 11/19/2029	10,000	9,750
		61,063
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. 2.30%, 3/12/2031	2,000	1,792
Revvity, Inc. 2.25%, 9/15/2031	23,000	20,179
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	155,000	157,451
		179,422
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	22,931
4.75%, 5/15/2064	22,000	19,248
Cummins, Inc. 5.15%, 2/20/2034	44,000	44,822
Deere & Co.
3.75%, 4/15/2050	3,000	2,302
5.70%, 1/19/2055	27,000	27,708
Illinois Tool Works, Inc. 4.88%, 9/15/2041	90,000	85,523
Otis Worldwide Corp.
3.11%, 2/15/2040	8,000	6,152
3.36%, 2/15/2050	5,000	3,458
Snap-on, Inc.
4.10%, 3/1/2048	6,000	4,851
3.10%, 5/1/2050	5,000	3,351
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	13,000	7,595
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,428
		242,369
Media — 0.8%
Charter Communications Operating LLC
2.25%, 1/15/2029	10,000	9,335
6.10%, 6/1/2029	26,000	26,766
2.80%, 4/1/2031	22,000	19,660
2.30%, 2/1/2032	42,000	35,822
6.65%, 2/1/2034	41,000	42,311
6.38%, 10/23/2035	100,000	100,623
5.38%, 4/1/2038	31,000	27,655

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.40%, 12/1/2061	32,000	20,498
3.95%, 6/30/2062	52,000	30,486
5.50%, 4/1/2063	33,000	25,303
Fox Corp. 5.58%, 1/25/2049	10,000	9,422
Omnicom Group, Inc. 5.30%, 11/1/2034	3,000	2,985
		350,866
Metals & Mining — 0.9%
ArcelorMittal SA (Luxembourg)
4.25%, 7/16/2029	5,000	4,958
6.75%, 3/1/2041 (a)	52,000	56,578
BHP Billiton Finance USA Ltd. (Australia)
5.10%, 9/8/2028	4,000	4,063
5.25%, 9/8/2033	2,000	2,048
5.00%, 2/15/2036	26,000	26,087
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	117,000	116,332
Newmont Corp. 2.60%, 7/15/2032	12,000	10,829
Rio Tinto Alcan, Inc. (Canada) 5.75%, 6/1/2035	37,000	38,720
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,457
Rio Tinto Finance USA plc (Australia)
5.25%, 3/14/2035	2,000	2,037
5.13%, 3/9/2053	18,000	16,657
5.75%, 3/14/2055	15,000	15,155
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	15,217
5.88%, 4/23/2045	51,000	51,347
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	31,000	29,606
		392,091
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Ladder Capital Finance Holdings LLLP 5.50%, 8/1/2030	5,000	5,060
Multi-Utilities — 2.1%
Ameren Corp. 3.50%, 1/15/2031	30,000	28,453
Avista Corp. 4.00%, 4/1/2052	5,000	3,725
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	82,000	87,767
5.95%, 5/15/2037	137,000	145,081
Black Hills Corp.
4.35%, 5/1/2033	20,000	19,076
6.15%, 5/15/2034	24,000	25,284
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	5,000	4,908
Consolidated Edison Co. of New York, Inc.
Series D, 4.00%, 12/1/2028	5,000	4,957
2.40%, 6/15/2031	11,000	9,926
3.20%, 12/1/2051	14,000	9,229
3.70%, 11/15/2059	51,000	35,221
Series C, 3.00%, 12/1/2060	70,000	41,154
Consumers Energy Co.
4.63%, 5/15/2033	51,000	50,386

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
3.95%, 7/15/2047	81,000	63,393
Dominion Energy, Inc.
4.25%, 6/1/2028	9,000	8,968
Series C, 2.25%, 8/15/2031	2,000	1,771
Series F, 5.25%, 8/1/2033	1,000	1,014
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	55,000	57,032
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (b)	13,000	13,310
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	42,787
NiSource, Inc.
3.60%, 5/1/2030	11,000	10,583
5.00%, 6/15/2052	13,000	11,337
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	43,555
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	29,171
3.70%, 3/15/2052	1,000	716
Sempra
3.40%, 2/1/2028	39,000	38,292
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (b)	5,000	5,035
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	10,000	8,289
Series 21A, 3.15%, 9/30/2051	33,000	21,523
WEC Energy Group, Inc.
1.38%, 10/15/2027	15,000	14,416
2.20%, 12/15/2028	114,000	107,934
		944,293
Office REITs — 0.4%
Boston Properties LP 2.55%, 4/1/2032	43,000	37,458
COPT Defense Properties LP
2.75%, 4/15/2031	64,000	58,010
2.90%, 12/1/2033	55,000	46,814
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,846
2.50%, 11/15/2032	29,000	24,035
2.65%, 11/15/2033	25,000	20,106
Piedmont Operating Partnership LP 3.15%, 8/15/2030	5,000	4,567
		195,836
Oil, Gas & Consumable Fuels — 7.0%
APA Corp. 6.75%, 2/15/2055	2,000	2,101
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	41,676
BP Capital Markets America, Inc.
4.23%, 11/6/2028	49,000	48,836
2.72%, 1/12/2032	19,000	17,167
5.23%, 11/17/2034	51,000	51,922
3.00%, 3/17/2052	47,000	30,035
3.38%, 2/8/2061	74,000	47,973
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,678

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Canadian Natural Resources Ltd. (Canada)
6.50%, 2/15/2037	17,000	18,373
4.95%, 6/1/2047	22,000	19,604
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	41,000	36,607
5.40%, 3/20/2036	27,000	26,971
5.25%, 6/15/2037	11,000	10,705
Cheniere Energy Partners LP 3.25%, 1/31/2032	50,000	45,896
Cheniere Energy, Inc. 4.63%, 10/15/2028	55,000	54,933
Chevron Corp.
2.24%, 5/11/2030	14,000	12,928
3.08%, 5/11/2050	5,000	3,360
ConocoPhillips Co.
4.70%, 1/15/2030	2,000	2,014
3.80%, 3/15/2052	22,000	16,190
4.03%, 3/15/2062	76,000	55,569
5.70%, 9/15/2063	30,000	29,190
5.65%, 1/15/2065	7,000	6,763
Devon Energy Corp.
5.25%, 10/15/2027	52,000	52,008
5.20%, 9/15/2034	52,000	52,344
5.75%, 9/15/2054	53,000	51,195
Diamondback Energy, Inc.
3.50%, 12/1/2029	4,000	3,880
6.25%, 3/15/2053	4,000	4,155
5.90%, 4/18/2064	29,000	28,737
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	26,719
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	232,000	198,346
Energy Transfer LP
4.95%, 5/15/2028	49,000	49,412
5.25%, 7/1/2029	6,000	6,111
3.75%, 5/15/2030	24,000	23,174
4.90%, 3/15/2035	2,000	1,955
6.05%, 6/1/2041	2,000	2,040
6.10%, 2/15/2042	45,000	44,946
6.13%, 12/15/2045	5,000	4,962
5.30%, 4/15/2047	5,000	4,487
5.40%, 10/1/2047	85,000	77,293
6.00%, 6/15/2048	5,000	4,862
5.95%, 5/15/2054	17,000	16,407
6.30%, 1/15/2056	5,000	5,049
Enterprise Products Operating LLC
2.80%, 1/31/2030	39,000	36,761
4.85%, 1/31/2034	1,000	997
5.20%, 1/15/2036	4,000	4,027
4.85%, 8/15/2042	43,000	39,560
4.90%, 5/15/2046	2,000	1,807
3.95%, 1/31/2060	32,000	23,484

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	37,000	36,917
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (b)	48,000	47,852
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	49,182
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	51,178
Exxon Mobil Corp.
2.44%, 8/16/2029	59,000	55,884
4.23%, 3/19/2040	138,000	124,964
3.10%, 8/16/2049	29,000	19,670
Hess Corp.
7.88%, 10/1/2029	10,000	11,061
5.80%, 4/1/2047	50,000	50,989
Kinder Morgan, Inc.
3.25%, 8/1/2050	80,000	53,108
5.95%, 8/1/2054	5,000	5,020
MPLX LP
4.25%, 12/1/2027	42,000	41,885
5.00%, 1/15/2033	31,000	30,861
4.50%, 4/15/2038	7,000	6,362
5.20%, 12/1/2047	9,000	8,025
4.95%, 3/14/2052	34,000	28,804
4.90%, 4/15/2058	10,000	8,177
Occidental Petroleum Corp.
7.88%, 9/15/2031	5,000	5,685
5.38%, 1/1/2032	5,000	5,141
5.55%, 10/1/2034	5,000	5,157
4.40%, 4/15/2046	21,000	17,322
4.20%, 3/15/2048	3,000	2,357
ONEOK Partners LP 6.85%, 10/15/2037	19,000	20,830
ONEOK, Inc.
4.00%, 7/13/2027	22,000	21,918
5.60%, 4/1/2044	5,000	4,700
4.95%, 7/13/2047	64,000	55,008
4.20%, 10/3/2047	14,000	10,782
5.20%, 7/15/2048	70,000	62,158
6.63%, 9/1/2053	2,000	2,101
5.70%, 11/1/2054	5,000	4,662
6.25%, 10/15/2055	8,000	8,031
Phillips 66
3.90%, 3/15/2028	24,000	23,781
4.88%, 11/15/2044	10,000	8,881
Phillips 66 Co.
3.75%, 3/1/2028	2,000	1,975
5.50%, 3/15/2055	6,000	5,576
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.20%, 3/15/2056 (b)	38,000	38,153
Pioneer Natural Resources Co. 1.90%, 8/15/2030	38,000	34,282
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	57,000	56,770
Shell Finance US, Inc.
3.88%, 11/13/2028 (d)	10,000	9,918

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.13%, 11/6/2030	5,000	4,923
3.13%, 11/7/2049 (d)	10,000	6,720
3.00%, 11/26/2051 (d)	8,000	5,187
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,217
6.50%, 2/15/2053	15,000	15,775
Targa Resources Partners LP 4.88%, 2/1/2031	75,000	74,957
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	53,000	55,902
7.63%, 4/1/2037	5,000	5,855
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	177,000	167,569
3.39%, 6/29/2060	29,000	18,922
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	969
5.85%, 3/15/2036	1,000	1,044
6.20%, 10/15/2037	11,000	11,688
6.10%, 6/1/2040	48,000	50,242
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	127,106
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,556
2.80%, 12/1/2031	7,000	6,324
5.15%, 3/10/2036	10,000	9,902
Viper Energy Partners LLC
4.90%, 8/1/2030	5,000	4,995
5.70%, 8/1/2035	5,000	5,105
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,946
6.35%, 1/15/2029	47,000	48,842
5.30%, 3/1/2048	2,000	1,743
5.25%, 2/1/2050 (a)	23,000	20,088
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,000	1,977
5.80%, 11/15/2043	14,000	13,853
		3,160,743
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	60,794
Suzano Netherlands BV (Brazil) 5.50%, 1/15/2036	2,000	1,948
		62,742
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) 4.65%, 5/15/2033	43,000	42,385
Kenvue, Inc.
4.90%, 3/22/2033	110,000	110,692
5.10%, 3/22/2043	31,000	29,620
		182,697

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — 3.9%
Astrazeneca Finance LLC (United Kingdom)
4.00%, 3/2/2031	33,000	32,301
2.25%, 5/28/2031	77,000	69,283
4.60%, 3/2/2036	52,000	50,617
AstraZeneca plc (United Kingdom)
3.13%, 6/12/2027	7,000	6,943
6.45%, 9/15/2037	24,000	26,794
4.38%, 11/16/2045	18,000	15,677
2.13%, 8/6/2050	23,000	12,758
3.00%, 5/28/2051	20,000	13,352
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	112,291
1.45%, 11/13/2030	13,000	11,424
5.90%, 11/15/2033	30,000	31,977
4.35%, 11/15/2047	13,000	10,831
6.40%, 11/15/2063	46,000	50,340
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	87,983
2.25%, 5/15/2050	114,000	64,788
4.15%, 3/15/2059	33,000	25,713
GlaxoSmithKline Capital plc (United Kingdom) 3.38%, 6/1/2029	35,000	34,085
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	26,000	28,722
Johnson & Johnson
0.95%, 9/1/2027	30,000	28,897
4.70%, 3/1/2030	2,000	2,033
4.38%, 12/5/2033	27,000	26,909
3.55%, 3/1/2036	19,000	17,307
5.95%, 8/15/2037	57,000	62,741
3.40%, 1/15/2038	106,000	92,061
3.50%, 1/15/2048	5,000	3,792
2.25%, 9/1/2050	39,000	22,560
Merck & Co., Inc.
1.70%, 6/10/2027	6,000	5,864
4.30%, 5/17/2030	29,000	28,862
6.50%, 12/1/2033 (a)	8,000	8,869
3.60%, 9/15/2042	110,000	87,702
2.90%, 12/10/2061	84,000	48,569
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,207
Mylan, Inc. 5.20%, 4/15/2048	22,000	18,080
Novartis Capital Corp.
3.80%, 9/18/2029	53,000	52,083
4.10%, 11/5/2030	25,000	24,608
4.20%, 9/18/2034	3,000	2,890
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	80,000	73,749
Pfizer, Inc.
4.00%, 12/15/2036	5,000	4,604
4.13%, 12/15/2046	5,000	4,110

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Royalty Pharma plc
1.75%, 9/2/2027	41,000	39,675
5.40%, 9/2/2034	4,000	4,048
5.20%, 9/25/2035	64,000	63,544
3.30%, 9/2/2040	51,000	39,509
3.55%, 9/2/2050	17,000	11,844
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	3,000	2,514
Viatris, Inc.
2.30%, 6/22/2027	3,000	2,927
2.70%, 6/22/2030	23,000	21,017
4.00%, 6/22/2050	2,000	1,365
Wyeth LLC
6.50%, 2/1/2034	11,000	12,109
6.00%, 2/15/2036	91,000	97,074
Zoetis, Inc.
3.00%, 9/12/2027	41,000	40,350
3.90%, 8/20/2028	26,000	25,681
5.00%, 8/17/2035	83,000	82,064
		1,777,097
Professional Services — 0.5%
Concentrix Corp. 6.85%, 8/2/2033	48,000	43,835
Equifax, Inc. 2.35%, 9/15/2031	144,000	126,965
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	42,425
TR Finance LLC (Canada) 5.85%, 4/15/2040	6,000	6,019
		219,244
Residential REITs — 0.5%
American Homes 4 Rent LP 3.38%, 7/15/2051	2,000	1,332
AvalonBay Communities, Inc.
2.05%, 1/15/2032	23,000	20,117
3.90%, 10/15/2046	2,000	1,566
Camden Property Trust 2.80%, 5/15/2030	60,000	56,117
Essex Portfolio LP 1.70%, 3/1/2028	29,000	27,635
Mid-America Apartments LP 4.65%, 1/15/2033	5,000	4,927
Store Capital LLC 4.50%, 3/15/2028	37,000	36,791
Sun Communities Operating LP 2.30%, 11/1/2028	2,000	1,898
UDR, Inc.
3.00%, 8/15/2031	11,000	10,102
1.90%, 3/15/2033	82,000	67,500
2.10%, 6/15/2033	3,000	2,486
3.10%, 11/1/2034	5,000	4,283
		234,754
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	58,366
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,840
NNN REIT, Inc. 3.10%, 4/15/2050	42,000	26,975

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — continued
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,926
3.20%, 2/15/2031	29,000	27,151
1.80%, 3/15/2033	24,000	19,835
4.65%, 3/15/2047	10,000	8,690
		154,783
Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc. 5.10%, 10/1/2035	7,000	7,095
Broadcom, Inc.
1.95%, 2/15/2028	133,000	128,010
2.45%, 2/15/2031	2,000	1,817
4.15%, 4/15/2032 (d)	2,000	1,933
4.30%, 11/15/2032	2,000	1,942
2.60%, 2/15/2033	105,000	91,574
3.47%, 4/15/2034	24,000	21,613
4.93%, 5/15/2037 (d)	138,000	134,017
Intel Corp.
1.60%, 8/12/2028	97,000	91,292
3.90%, 3/25/2030	4,000	3,889
4.25%, 12/15/2042	98,000	81,178
5.63%, 2/10/2043	10,000	9,719
3.10%, 2/15/2060	81,000	46,648
3.20%, 8/12/2061	8,000	4,685
5.90%, 2/10/2063	20,000	19,251
KLA Corp. 4.10%, 3/15/2029	86,000	85,420
Micron Technology, Inc. 3.48%, 11/1/2051	13,000	9,267
NVIDIA Corp.
2.85%, 4/1/2030	2,000	1,897
2.00%, 6/15/2031	127,000	113,745
NXP BV (Netherlands) 3.25%, 11/30/2051	30,000	19,855
QUALCOMM, Inc.
1.65%, 5/20/2032	10,000	8,493
4.65%, 5/20/2035	4,000	3,949
Skyworks Solutions, Inc. 3.00%, 6/1/2031	41,000	37,147
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,794
5.00%, 3/14/2053	5,000	4,582
		949,812
Software — 2.5%
AppLovin Corp.
5.50%, 12/1/2034	81,000	81,737
5.95%, 12/1/2054	2,000	1,915
Microsoft Corp.
4.10%, 2/6/2037	136,000	129,133
5.20%, 6/1/2039	77,000	79,774
4.50%, 10/1/2040	3,000	2,866
2.53%, 6/1/2050	12,000	7,227

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Oracle Corp.
2.30%, 3/25/2028	11,000	10,534
4.65%, 5/6/2030	30,000	29,517
4.80%, 9/26/2032	32,000	30,752
6.25%, 11/9/2032	83,000	85,938
4.90%, 2/6/2033	88,000	84,503
4.30%, 7/8/2034	2,000	1,806
3.85%, 7/15/2036	221,000	185,291
3.80%, 11/15/2037	31,000	25,147
6.50%, 4/15/2038	15,000	15,372
4.13%, 5/15/2045	5,000	3,551
5.88%, 9/26/2045	5,000	4,464
4.00%, 7/15/2046	50,000	34,708
3.60%, 4/1/2050	12,000	7,467
4.10%, 3/25/2061	66,000	41,836
6.13%, 8/3/2065	53,000	45,851
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	144,390
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,511
1.50%, 7/15/2028	2,000	1,884
1.95%, 7/15/2031	2,000	1,747
2.90%, 7/15/2051	29,000	17,142
6.70%, 3/15/2066	32,000	33,186
		1,150,249
Specialized REITs — 1.1%
American Tower Corp.
1.50%, 1/31/2028	16,000	15,248
2.10%, 6/15/2030	105,000	95,043
Crown Castle, Inc.
4.80%, 9/1/2028	48,000	48,251
3.10%, 11/15/2029	12,000	11,385
5.20%, 2/15/2049	32,000	28,730
Equinix, Inc.
3.20%, 11/18/2029	81,000	77,335
3.00%, 7/15/2050	69,000	44,130
2.95%, 9/15/2051	5,000	3,141
3.40%, 2/15/2052	26,000	17,631
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,864
2.35%, 3/15/2032	64,000	55,534
Public Storage Operating Co.
1.95%, 11/9/2028	11,000	10,383
2.25%, 11/9/2031	45,000	39,951
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	34,444
		498,070

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 1.5%
AutoZone, Inc.
5.20%, 8/1/2033	18,000	18,160
6.55%, 11/1/2033	2,000	2,171
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	14,000	10,093
Home Depot, Inc. (The)
1.50%, 9/15/2028	47,000	44,325
2.70%, 4/15/2030	212,000	199,341
4.50%, 9/15/2032	13,000	12,945
4.95%, 6/25/2034	2,000	2,010
5.88%, 12/16/2036	20,000	21,263
4.20%, 4/1/2043	44,000	37,423
2.38%, 3/15/2051	4,000	2,256
2.75%, 9/15/2051	19,000	11,540
3.50%, 9/15/2056	18,000	12,348
Lowe's Cos., Inc.
1.30%, 4/15/2028	76,000	71,855
4.05%, 5/3/2047	71,000	55,365
3.00%, 10/15/2050	7,000	4,399
4.45%, 4/1/2062	45,000	34,859
5.85%, 4/1/2063	19,000	18,515
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,982
4.35%, 6/1/2028	44,000	43,967
4.20%, 4/1/2030	19,000	18,725
1.75%, 3/15/2031	3,000	2,622
5.10%, 3/12/2036	4,000	3,953
TJX Cos., Inc. (The) 1.15%, 5/15/2028	35,000	33,037
Tractor Supply Co. 5.25%, 5/15/2033	2,000	2,010
		665,164
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
1.20%, 2/8/2028	9,000	8,583
4.15%, 5/10/2030	63,000	63,037
4.30%, 5/10/2033	87,000	86,884
4.50%, 2/23/2036	55,000	54,800
4.65%, 2/23/2046	130,000	117,303
3.75%, 9/12/2047	2,000	1,560
2.55%, 8/20/2060	78,000	42,439
4.10%, 8/8/2062	33,000	25,484
Dell International LLC
5.30%, 10/1/2029	40,000	40,859
8.10%, 7/15/2036	46,000	55,213
Dell, Inc. 6.50%, 4/15/2038	23,000	24,897
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	72,000	73,029
HP, Inc. 4.00%, 4/15/2029	153,000	150,510
		744,598

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
3.63%, 5/1/2043	60,000	47,083
3.88%, 11/1/2045	10,000	7,929
3.38%, 11/1/2046	73,000	52,833
Tapestry, Inc. 5.50%, 3/11/2035	38,000	38,305
		146,150
Tobacco — 1.1%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	13,215
5.95%, 2/14/2049	46,000	45,289
4.45%, 5/6/2050	3,000	2,369
4.00%, 2/4/2061	38,000	26,774
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	47,000	46,581
2.26%, 3/25/2028	2,000	1,924
3.46%, 9/6/2029	12,000	11,582
4.39%, 8/15/2037	3,000	2,745
5.28%, 4/2/2050	69,000	62,000
7.08%, 8/2/2053	6,000	6,736
Philip Morris International, Inc.
4.88%, 2/15/2028	95,000	95,821
5.13%, 2/15/2030	94,000	95,804
5.75%, 11/17/2032	54,000	56,653
5.25%, 2/13/2034	13,000	13,245
6.38%, 5/16/2038	8,000	8,764
4.38%, 11/15/2041	21,000	18,396
		507,898
Trading Companies & Distributors — 0.5%
GATX Corp.
3.50%, 6/1/2032	1,000	925
4.90%, 3/15/2033	41,000	40,846
5.45%, 9/15/2033	7,000	7,099
6.05%, 3/15/2034	91,000	95,839
Sumisho Air Lease Corp.
5.30%, 2/1/2028	17,000	17,166
3.13%, 12/1/2030	42,000	38,852
2.88%, 1/15/2032	43,000	38,400
		239,127
Water Utilities — 0.2%
American Water Capital Corp.
4.45%, 6/1/2032	25,000	24,558
6.59%, 10/15/2037	3,000	3,364
4.30%, 12/1/2042	3,000	2,604
4.00%, 12/1/2046	29,000	22,784

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Water Utilities — continued
4.20%, 9/1/2048	6,000	4,816
Essential Utilities, Inc. 5.30%, 5/1/2052	31,000	28,309
		86,435
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV (Mexico)
6.38%, 3/1/2035	40,000	43,286
6.13%, 11/15/2037	44,000	46,208
Rogers Communications, Inc. (Canada)
5.00%, 2/15/2029	30,000	30,235
5.30%, 2/15/2034	48,000	47,728
5.45%, 10/1/2043	21,000	19,639
3.70%, 11/15/2049	8,000	5,782
T-Mobile USA, Inc.
3.88%, 4/15/2030	115,000	111,909
3.50%, 4/15/2031	216,000	204,630
3.30%, 2/15/2051	67,000	44,321
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	41,000	37,229
5.75%, 2/10/2063	55,000	51,559
5.88%, 6/28/2064	4,000	3,841
		646,367
Total Corporate Bonds (Cost $45,425,997)		44,807,930
Asset-Backed Securities — 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	17,736	17,940
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,206	2,144
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,386	16,735
Total Asset-Backed Securities (Cost $36,652)		36,819
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (f) (g) (Cost $236,709)	236,709	236,709
Total Investments — 99.3% (Cost $45,699,358)		45,081,458
Other Assets in Excess of Liabilities — 0.7%		317,121
NET ASSETS — 100.0%		45,398,579

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
OYJ	Public Limited Company

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $250,165 or 0.55% of the Fund’s net
assets as of May 31, 2026.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$36,819	$—	$36,819
Corporate Bonds	—	44,807,930	—	44,807,930

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$236,709	$—	$—	$236,709
Total Investments in Securities	$236,709	$44,844,749	$—	$45,081,458
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$231,254	$689,123	$683,668	$—	$—	$236,709	236,709	$1,703	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.